Investment Objectives and Goals - NEW WORLD FUND, INC.	Dec. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	New World Fund, Inc.
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is long-term capital appreciation.